9 Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Net Sectorial Financial Assets And Liabilities [Abstract]
Net Sectorial Financial Assets and Liabilities
9	Net Sectorial Financial Assets and Liabilities
9.1	Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2020		12.31.2019
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	-	-	235,192	-
Electricity purchased for resale - Itaipu	-	-	342,647	-
Transport of energy using the transmission system - basic grid	-	-	(47,214)	-
Transport of energy purchased from Itaipu	-	-	9,937	-
System Service Charges - ESS	-	-	(160,277)	-
Energy Development Account - CDE	-	-	98,722	-
Proinfa	-	-	8,528	-
Neutrality	-	-	29,690	-
Overcontracting	-	-	(116,673)	-
Hydrological risk	-	-	(119,416)	-
Tariff refunds	-	-	(43,538)	-
Other	-	-	(448)	-
	-	-	237,150	-
Sectorial financial assets - Electricity rate adjustment recoverable 2020
Portion A
Electricity purchased for resale - CVA Energ	-	-	15,298	15,298
Electricity purchased for resale - Itaipu	-	-	225,340	225,340
Transport of energy using the transmission system - basic grid	-	-	30,126	30,126
Transport of energy purchased from Itaipu	-	-	7,227	7,227
System Service Charges - ESS	-	-	(52,336)	(52,336)
Energy Development Account - CDE	-	-	27,103	27,103
Proinfa	-	-	(30)	(30)
Neutrality	-	-	9,408	9,408
Offset of energy surplus/deficit under CCEAR bilateral contracts	-	-	20,096	20,096
Overcontracting	-	-	(25,725)	(25,725)
Hydrological risk	-	-	(113,872)	(113,872)
Tariff refunds	-	-	(24,215)	(24,216)
	-	-	118,420	118,419
Sectorial financial assets - Electricity rate adjustment recoverable 2021
Portion A
Electricity purchased for resale - CVA Energ	(54,864)	(54,864)	-	-
Electricity purchased for resale - Itaipu	231,588	231,588	-	-
Transport of energy using the transmission system - basic grid	88,137	88,137	-	-
Transport of energy purchased from Itaipu	9,766	9,766	-	-
System Service Charges - ESS	11,266	11,266	-	-
Energy Development Account - CDE	(903)	(903)	-	-
Proinfa	(89)	(89)	-	-
Neutrality	27,923	27,923	-	-
Overcontracting	78,836	78,836	-	-
Hydrological risk	(143,147)	(143,147)	-	-
Tariff refunds	(76,144)	(76,144)	-	-
Other	1,096	1,096	-	-
	173,465	173,465	-	-
	173,465	173,465	355,570	118,419

		12.31.2020		12.31.2019
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2020
Portion A
Electricity purchased for resale - CVA Energ	9,675	-	-	-
ESS	(3,401)	-	-	-
CDE	(66)	-	-	-
Proinfa	33	-	-	-
Transport of energy using the transmission system - basic grid	603	-	-	-
Transport of energy purchased from Itaipu	214	-	-	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	36,395	-	-	-
Hydrological risk	(187,817)	-	-	-
Tariff refunds	(41,381)	-	-	-
Overcontracting	(26,995)	-	-	-
Neutrality	21,419	-	-	-
Other	2,612	-	-	-
	(188,709)	-	-	-
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	-	-	(102,284)
	-	-	-	(102,284)
	(188,709)	-	-	(102,284)
9.2	Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Write-offs Covid Account	Rate	Balance as of
	1-Jan-20	Constitution	Amortization	Updating		flags	31-Dec-20
Portion A
Electricity purchased for resale - Itaipu	793,327	893,581	(354,300)	28,197	(897,629)	-	463,176
Electricity purchased for resale - CVA Energ	265,788	(242,246)	(253,482)	1,076	164,804	(35,993)	(100,053)
Transport of energy using the transmission system - basic grid	13,038	265,030	48,154	1,715	(151,060)	-	176,877
Transport of energy purchased from Itaipu	24,391	31,762	(10,503)	801	(26,705)	-	19,746
ESS	(264,949)	(72,032)	169,396	(8,854)	249,724	(54,154)	19,131
CDE	152,928	56,608	(102,027)	5,065	(114,446)	-	(1,872)
Proinfa	8,468	(21,615)	(8,856)	(181)	22,039	-	(145)
Other financial components
Neutrality	48,506	95,870	(52,843)	187	(14,455)	-	77,265
Offset of energy surplus/deficit under CCEAR bilateral contracts	40,192	75,917	(79,714)	-	-	-	36,395
Hydrological risk	(347,160)	(444,291)	322,432	(5,092)	-	-	(474,111)
Tariff refunds	(194,253)	(83,514)	88,269	(4,171)	-	-	(193,669)
Overcontracting	(168,123)	274,051	145,853	663	(101,788)	(19,979)	130,677
Others	(448)	6,927	(2,375)	700	-	-	4,804
	371,705	836,048	(89,996)	20,106	(869,516)	(110,126)	158,221
Current assets	355,570						173,465
Noncurrent assets	118,419						173,465
Current liabilities	-						(188,709)
Noncurrent liabilities	(102,284)						-

The balance of Covid Account was received in full on July 31, 2020, as described in Note 1, item “a”.

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	January 1, 2019	Constitution	Amortization	Updating	flags	December 31, 2019
Portion A
Electricity purchased for resale - Itaipu	886,243	533,057	(670,501)	44,528	-	793,327
Electricity purchased for resale - CVA Energ	626,891	358,200	(546,801)	29,909	(202,411)	265,788
Transport of energy using the transmission system - basic grid	(30,514)	22,917	23,688	(3,053)	-	13,038
Transport of energy purchased from Itaipu	23,250	19,531	(19,692)	1,302	-	24,391
ESS	(481,972)	(188,280)	427,177	(21,874)	-	(264,949)
CDE	159,084	110,752	(127,190)	10,282	-	152,928
Proinfa	2,989	17,396	(12,636)	719	-	8,468
Other financial components
Neutrality	123,028	(1,122)	(74,698)	1,298	-	48,506
Offset of energy surplus/deficit under CCEAR bilateral contracts	5,237	80,385	(45,430)	-	-	40,192
CVA Angra III Adjustment	6,272	-	(6,272)	-	-	-
Hydrological risk	(319,033)	(324,504)	304,197	(7,820)	-	(347,160)
Tariff refunds	(180,963)	(89,327)	83,900	(7,863)	-	(194,253)
Overcontracting	(238,416)	(22,166)	173,087	(5,774)	(74,854)	(168,123)
Others	192	(905)	294	(29)	-	(448)
	582,288	515,934	(490,877)	41,625	(277,265)	371,705
Current assets	421,184					355,570
Noncurrent assets	257,635					118,419
Noncurrent liabilities	(96,531)					(102,284)